Capital Management	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at July 31, 2022, we met OSFI’s target capital ratio requirements, which include a
2.5
% Capital Conservation Buffer, a
1.0
% Common Equity Surcharge for Domestic Systemically Important Banks
(D-SIBs),
a Countercyclical Buffer and a
2.5
% Domestic Stability Buffer (DSB) applicable to
D-SIBs.
Our capital position as at July 31, 2022 is further detailed in the Capital Management section of our interim Management’s Discussion and Analysis.

Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	July 31, 2022	October 31, 2021

CET1 Capital	55,464	44,491

Tier 1 Capital	60,684	49,966

Total Capital	68,133	57,201

Total Loss Absorbing Capacity (TLAC)	112,534	90,353

Risk-Weighted Assets	351,711	325,433

Leverage Exposures	1,144,101	976,690

CET1 Ratio	15.8%	13.7%

Tier 1 Capital Ratio	17.3%	15.4%

Total Capital Ratio	19.4%	17.6%

TLAC Ratio	32.0%	27.8%

Leverage Ratio	5.3%	5.1%

TLAC Leverage Ratio	9.8%	9.3%

(1)	Disclosed in accordance with, as applicable, OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.